Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Schedule of depreciation on straight-line basis over useful life of assets
%
Office furniture	7-10
Manufacturing machinery and lab equipment	15-33
Computers	33
Leasehold improvements	See below

Schedule of amortization periods of right-of-use assets
Years
Motor vehicles	3
Buildings and equipment	5-8